SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 13,471,000	$ 12,850,000
Work in process	513,000	474,000
Finished goods	3,247,000	3,653,000
Total Inventories	$ 17,231,000	$ 16,977,000